NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Growth Fund - Class 2 (AMVGR2)
31,157 shares (cost $1,993,010)	$2,428,415
International Fund - Class 2 (AMVI2)
10,769 shares (cost $183,833)	227,768
VIP Small Cap Value Series: Service Class (DWVSVS)
269 shares (cost $9,147)	11,167
Stock Index Fund, Inc. - Initial Shares (DSIF)
97,808 shares (cost $3,167,296)	3,994,481
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
747 shares (cost $11,849)	14,173
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
157,306 shares (cost $2,630,215)	3,394,665
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2,024 shares (cost $23,043)	29,166
NVIT Government Bond Fund - Class I (GBF)
45,858 shares (cost $538,607)	495,270
American Century NVIT Growth Fund - Class I (CAF)
17,804 shares (cost $243,564)	358,048
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
19,751 shares (cost $211,120)	255,186
NVIT Mid Cap Index Fund - Class I (MCIF)
90,088 shares (cost $1,909,959)	2,199,953
NVIT Money Market Fund - Class I (SAM)
7,940,903 shares (cost $7,940,903)	7,940,903
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,061 shares (cost $200,345)	296,924
NVIT Multi-Manager Small Company Fund - Class I (SCF)
7,312 shares (cost $140,989)	201,373
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
24,701 shares (cost $468,755)	565,404
Quality Bond Portfolio - Initial Shares (DQBP)
4,341 shares (cost $52,810)	51,439
VIP Mid Cap Portfolio - Service Class (FMCS)
5,734 shares (cost $201,917)	207,347
VIP Overseas Portfolio - Service Class (FOS)
39,850 shares (cost $635,883)	819,309
Mid Cap Value- Institutional Shares (GVMCE)
2,289 shares (cost $31,878)	42,664
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
8,776 shares (cost $64,881)	75,302
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
9,503 shares (cost $140,537)	181,982
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
6,729 shares (cost $160,473)	161,959
Global Securities Fund/VA - Non-Service Shares (OVGS)
31,913 shares (cost $1,015,473)	1,303,976
Real Return Portfolio - Administrative Class (PMVRRA)
204,189 shares (cost $2,806,770)	2,572,777
Total Return Portfolio - Administrative Class (PMVTRA)
416,259 shares (cost $4,719,168)	4,570,525
Growth and Income Fund - Series I Shares (ACGI)
49,033 shares (cost $1,014,653)	1,289,087
VI Core Equity Fund - Series I Shares (AVGI)
42,128 shares (cost $1,143,933)	1,618,984
VI International Growth Fund - Series I Shares (AVIE)
21,244 shares (cost $632,983)	750,342
Small-Cap Portfolio - Investment Class (ROCSC)
122,889 shares (cost $1,292,327)	1,710,608
Equity Income Portfolio - II (TREI2)
55,794 shares (cost $1,226,274)	1,583,421
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
32,161 shares (cost $345,538)	442,436

Total Investments	$39,795,054

Other Accounts Receivable	136
Account Receivable-VIP Small Cap Value Series: Service Class (DWVSVS)	6

Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(11)
Accounts Payable-Mid Cap Value- Institutional Shares (GVMCE)	(13)

$39,795,172

Contract Owners’ Equity:
Accumulation units	39,795,172

Total Contract Owners’ Equity (note 8)	$39,795,172

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AMVGR2	AMVI2	DWVSVS	DSIF	JAMVS	MVIVSC	MSVMG
Reinvested dividends	$441,597	20,331	2,870	48	67,129	146	44,306	111
Asset charges (note 3)	(95,373)	(5,237)	(546)	(24)	(9,137)	(32)	(7,980)	(78)

Net investment income (loss)	346,224	15,094	2,324	24	57,992	114	36,326	33

Realized gain (loss) on investments	2,340,442	295,067	7,049	33	266,876	94	168,624	100
Change in unrealized gain (loss) on investments	2,772,535	241,959	32,813	2,252	637,045	2,427	555,506	9,207

Net gain (loss) on investments	5,112,977	537,026	39,862	2,285	903,921	2,521	724,130	9,307

Reinvested capital gains	367,182	-	-	434	40,657	255	-	687

Net increase (decrease) in contract owners’ equity resulting from operations	$5,826,383	552,120	42,186	2,743	1,002,570	2,890	760,456	10,027

Investment Activity:	GBF	CAF	GVIDM	MCIF	SAM	SCVF	SCF	ALVSVA
Reinvested dividends	$9,989	2,244	4,125	24,964	-	2,203	244	2,671
Asset charges (note 3)	(1,275)	(827)	(592)	(6,238)	(20,074)	(627)	(407)	(1,102)

Net investment income (loss)	8,714	1,417	3,533	18,726	(20,074)	1,576	(163)	1,569

Realized gain (loss) on investments	(8,089)	45,070	8,055	463,568	-	7,319	3,739	26,190
Change in unrealized gain (loss) on investments	(29,368)	39,540	23,131	216,662	-	73,519	50,921	81,457

Net gain (loss) on investments	(37,457)	84,610	31,186	680,230	-	80,838	54,660	107,647

Reinvested capital gains	5,740	-	-	72,289	-	-	-	24,792

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,003)	86,027	34,719	771,245	(20,074)	82,414	54,497	134,008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	DQBP	FMCS	FOS	GVMCE	GVGOPS	SBVI	SBVSG	OVGS
Reinvested dividends	$1,662	1,074	9,670	333	-	2,912	-	18,584
Asset charges (note 3)	(145)	(483)	(1,824)	(114)	(155)	(408)	(104)	(3,283)

Net investment income (loss)	1,517	591	7,846	219	(155)	2,504	(104)	15,301

Realized gain (loss) on investments	1,835	13,937	17,344	7,967	1,086	15,832	245	152,247
Change in unrealized gain (loss) on investments	(4,178)	12,290	167,351	2,095	10,421	18,284	1,486	142,141

Net gain (loss) on investments	(2,343)	26,227	184,695	10,062	11,507	34,116	1,731	294,388

Reinvested capital gains	-	32,678	2,873	3,210	4,599	8,681	10,300	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(826)	59,496	195,414	13,491	15,951	45,301	11,927	309,689

Investment Activity:	PMVRRA	PMVTRA	ACGI	AVGI	AVIE	ROCSC	TREI2	WRSCP
Reinvested dividends	$45,967	93,327	18,109	20,019	8,530	17,310	22,719	-
Asset charges (note 3)	(5,668)	(10,458)	(2,986)	(3,711)	(1,696)	(3,907)	(4,828)	(1,427)

Net investment income (loss)	40,299	82,869	15,123	16,308	6,834	13,403	17,891	(1,427)

Realized gain (loss) on investments	(36,871)	37,332	93,595	68,973	22,040	128,017	413,264	119,904
Change in unrealized gain (loss) on investments	(240,339)	(257,255)	218,012	291,510	88,943	232,831	59,511	92,361

Net gain (loss) on investments	(277,210)	(219,923)	311,607	360,483	110,983	360,848	472,775	212,265

Reinvested capital gains	20,275	39,030	10,706	-	-	89,976	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(216,636)	(98,024)	337,436	376,791	117,817	464,227	490,666	210,838

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AMVGR2		AMVI2		DWVSVS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$346,224	357,719	15,094	10,004	2,324	2,392	24	14
Realized gain (loss) on investments	2,340,442	1,071,708	295,067	3,064	7,049	20,892	33	(178)
Change in unrealized gain (loss) on investments	2,772,535	1,615,874	241,959	273,498	32,813	7,405	2,252	(232)
Reinvested capital gains	367,182	551,064	-	-	-	-	434	635

Net increase (decrease) in contract owners’ equity resulting from operations	5,826,383	3,596,365	552,120	286,566	42,186	30,689	2,743	239

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(2,021)	-	(55)	-	-	-	-
Transfers between funds	-	-	1,017	28,219	(16,360)	(36,641)	514	8,076
Surrenders (note 6)	(1,455,340)	(125,600)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(470,272)	(438,794)	(14,545)	(13,302)	(5,797)	(5,385)	(258)	(152)
Adjustments to maintain reserves	314	951	6	20	-	-	7	4

Net equity transactions	(1,925,298)	(565,464)	(13,522)	14,882	(22,157)	(42,026)	263	7,928

Net change in contract owners’ equity	3,901,085	3,030,901	538,598	301,448	20,029	(11,337)	3,006	8,167
Contract owners’ equity beginning of period	35,894,087	32,863,186	1,889,819	1,588,371	207,736	219,073	8,167	-

Contract owners’ equity end of period	$39,795,172	35,894,087	2,428,417	1,889,819	227,765	207,736	11,173	8,167

CHANGES IN UNITS:
Beginning units	2,322,953	2,276,171	157,115	155,289	18,227	22,607	801	-
Units purchased	242,493	335,304	659	3,002	-	-	45	862
Units redeemed	(322,224)	(288,522)	(2,205)	(1,176)	(1,756)	(4,380)	(21)	(61)

Ending units	2,243,222	2,322,953	155,569	157,115	16,471	18,227	825	801

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		DSIF		JAMVS		MVIVSC		MSVMG
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	57,992	58,370	114	53	36,326	32,094	33	(115)
Realized gain (loss) on investments		266,876	272,789	94	9,287	168,624	42,861	100	21,068
Change in unrealized gain (loss) on investments		637,045	(28,071)	2,427	(6,871)	555,506	327,513	9,207	(17,723)
Reinvested capital gains		40,657	156,817	255	680	-	-	687	4,704

Net increase (decrease) in contract owners’ equity resulting from operations		1,002,570	459,905	2,890	3,149	760,456	402,468	10,027	7,934

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	(418)	-	-	-	(433)	-	-
Transfers between funds		(318,833)	42,663	300	(31,577)	(232,266)	4,563	(21,858)	(35,735)
Surrenders (note 6)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(33,663)	(30,631)	(343)	(414)	(23,058)	(21,022)	(839)	(1,097)
Adjustments to maintain reserves		-	36	(4)	7	21	19	(12)	3

Net equity transactions		(352,496)	11,650	(47)	(31,984)	(255,303)	(16,873)	(22,709)	(36,829)

Net change in contract owners’ equity		650,074	471,555	2,843	(28,835)	505,153	385,595	(12,682)	(28,895)
Contract owners’ equity beginning of period		3,344,406	2,872,851	11,332	40,167	2,889,520	2,503,925	41,837	70,732

Contract owners’ equity end of period	$	3,994,480	3,344,406	14,175	11,332	3,394,673	2,889,520	29,155	41,837

CHANGES IN UNITS:
Beginning units		241,815	239,808	616	2,413	235,582	236,075	2,275	4,170
Units purchased		-	4,332	14	44	115	5,620	-	270
Units redeemed		(22,511)	(2,325)	(16)	(1,841)	(18,309)	(6,113)	(1,119)	(2,165)

Ending units		219,304	241,815	614	616	217,388	235,582	1,156	2,275

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GBF		CAF		GVIDM		MCIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8,714	10,527	1,417	939	3,533	2,646	18,726	19,970
Realized gain (loss) on investments	(8,089)	3,125	45,070	28,192	8,055	7,918	463,568	3,188
Change in unrealized gain (loss) on investments	(29,368)	(13,832)	39,540	15,745	23,131	6,728	216,662	146,368
Reinvested capital gains	5,740	16,229	-	-	-	-	72,289	124,675

Net increase (decrease) in contract owners’ equity resulting from operations	(23,003)	16,049	86,027	44,876	34,719	17,292	771,245	294,201

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	(292)
Transfers between funds	2,117	(6,603)	(47,996)	(53,809)	38,402	3,366	(972,949)	(37,584)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(13,267)	(14,102)	(8,228)	(9,458)	(6,087)	(4,542)	(24,158)	(22,082)
Adjustments to maintain reserves	15	(12)	2	2	5	4	3	17

Net equity transactions	(11,135)	(20,717)	(56,222)	(63,265)	32,320	(1,172)	(997,104)	(59,941)

Net change in contract owners’ equity	(34,138)	(4,668)	29,805	(18,389)	67,039	16,120	(225,859)	234,260
Contract owners’ equity beginning of period	529,416	534,084	328,245	346,634	188,157	172,037	2,425,804	2,191,544

Contract owners’ equity end of period	$495,278	529,416	358,050	328,245	255,196	188,157	2,199,945	2,425,804

CHANGES IN UNITS:
Beginning units	27,068	28,071	40,392	48,514	11,547	11,670	82,842	87,699
Units purchased	84	-	-	-	2,261	168	260	4,190
Units redeemed	(693)	(1,003)	(6,347)	(8,122)	(346)	(291)	(26,493)	(9,047)

Ending units	26,459	27,068	34,045	40,392	13,462	11,547	56,609	82,842

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SAM		SCVF		SCF		ALVSVA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,074)	(16,016)	1,576	1,106	(163)	(155)	1,569	810
Realized gain (loss) on investments	-	(410)	7,319	315	3,739	1,455	26,190	(194)
Change in unrealized gain (loss) on investments	-	-	73,519	32,883	50,921	14,557	81,457	34,120
Reinvested capital gains	-	-	-	-	-	-	24,792	8,467

Net increase (decrease) in contract owners’ equity resulting from operations	(20,074)	(16,426)	82,414	34,304	54,497	15,857	134,008	43,203

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(7)	-	-	-	-	-	(4)
Transfers between funds	1,513,000	3,314,126	26,165	(15,512)	51,085	(33,801)	147,702	25,934
Surrenders (note 6)	(1,455,340)	(125,600)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(140,378)	(102,588)	(6,239)	(5,041)	(4,010)	(3,214)	(2,716)	(1,580)
Adjustments to maintain reserves	(51)	12	(15)	6	11	3	2	3

Net equity transactions	(82,769)	3,085,943	19,911	(20,547)	47,086	(37,012)	144,988	24,353

Net change in contract owners’ equity	(102,843)	3,069,517	102,325	13,757	101,583	(21,155)	278,996	67,556
Contract owners’ equity beginning of period	8,043,734	4,974,217	194,578	180,821	99,808	120,963	286,411	218,855

Contract owners’ equity end of period	$7,940,891	8,043,734	296,903	194,578	201,391	99,808	565,407	286,411

CHANGES IN UNITS:
Beginning units	613,563	378,473	6,009	6,709	3,439	4,802	21,405	19,374
Units purchased	115,578	252,472	700	-	1,614	-	9,448	2,159
Units redeemed	(121,903)	(17,382)	(162)	(700)	(116)	(1,363)	(169)	(128)

Ending units	607,238	613,563	6,547	6,009	4,937	3,439	30,684	21,405

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DQBP		FMCS		FOS		GVMCE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,517	1,540	591	346	7,846	10,483	219	512
Realized gain (loss) on investments	1,835	584	13,937	(238)	17,344	37	7,967	17,628
Change in unrealized gain (loss) on investments	(4,178)	1,664	12,290	4,113	167,351	97,670	2,095	(6,585)
Reinvested capital gains	-	-	32,678	9,307	2,873	2,198	3,210	-

Net increase (decrease) in contract owners’ equity resulting from operations	(826)	3,788	59,496	13,528	195,414	110,388	13,491	11,555

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	(3)	-	-	-	-
Transfers between funds	(32,174)	26,831	30,782	21,138	(36,153)	56,037	(28,546)	(25,765)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,566)	(1,526)	(1,186)	(637)	(18,642)	(16,521)	(1,213)	(1,482)
Adjustments to maintain reserves	(11)	16	2	23	7	7	(18)	2

Net equity transactions	(33,751)	25,321	29,598	20,521	(54,788)	39,523	(29,777)	(27,245)

Net change in contract owners’ equity	(34,577)	29,109	89,094	34,049	140,626	149,911	(16,286)	(15,690)
Contract owners’ equity beginning of period	86,011	56,902	118,267	84,218	678,690	528,779	58,937	74,627

Contract owners’ equity end of period	$51,434	86,011	207,361	118,267	819,316	678,690	42,651	58,937

CHANGES IN UNITS:
Beginning units	4,229	2,986	2,861	2,332	47,266	44,279	1,753	2,623
Units purchased	-	1,320	859	545	-	4,239	-	-
Units redeemed	(1,654)	(77)	(24)	(16)	(3,391)	(1,252)	(796)	(870)

Ending units	2,575	4,229	3,696	2,861	43,875	47,266	957	1,753

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVGOPS		SBVI		SBVSG		OVGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(155)	-	2,504	3,053	(104)	-	15,301	24,851
Realized gain (loss) on investments	1,086	-	15,832	4,217	245	-	152,247	32,150
Change in unrealized gain (loss) on investments	10,421	-	18,284	15,985	1,486	-	142,141	175,721
Reinvested capital gains	4,599	-	8,681	148	10,300	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,951	-	45,301	23,403	11,927	-	309,689	232,722

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	(103)
Transfers between funds	60,942	-	(12,183)	(25,547)	150,255	-	(229,179)	(104,254)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,592)	-	(4,053)	(4,159)	(223)	-	(7,770)	(8,001)
Adjustments to maintain reserves	(2)	-	4	12	(3)	-	19	9

Net equity transactions	59,348	-	(16,232)	(29,694)	150,029	-	(236,930)	(112,349)

Net change in contract owners’ equity	75,299	-	29,069	(6,291)	161,956	-	72,759	120,373
Contract owners’ equity beginning of period	-	-	152,926	159,217	-	-	1,231,227	1,110,854

Contract owners’ equity end of period	$75,299	-	181,995	152,926	161,956	-	1,303,986	1,231,227

CHANGES IN UNITS:
Beginning units	-	-	8,188	9,907	-	-	62,997	68,752
Units purchased	5,577	-	-	-	12,470	-	-	16
Units redeemed	(131)	-	(808)	(1,719)	(18)	-	(10,457)	(5,771)

Ending units	5,446	-	7,380	8,188	12,452	-	52,540	62,997

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2013 and 2012

		PMVRRA		PMVTRA		ACGI		AVGI
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	40,299	21,999	82,869	107,991	15,123	12,746	16,308	9,997
Realized gain (loss) on investments		(36,871)	184,751	37,332	89,639	93,595	558	68,973	57,228
Change in unrealized gain (loss) on investments		(240,339)	(78,819)	(257,255)	162,749	218,012	116,111	291,510	116,257
Reinvested capital gains		20,275	107,546	39,030	72,861	10,706	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(216,636)	235,477	(98,024)	433,240	337,436	129,415	376,791	183,482

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	(91)	-	(203)	-	(43)	-	-
Transfers between funds		704,322	(841,964)	1,102,959	(2,921,426)	(89,737)	47,248	(100,229)	(74,858)
Surrenders (note 6)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(18,425)	(32,833)	(46,064)	(56,132)	(7,619)	(5,961)	(37,834)	(35,981)
Adjustments to maintain reserves		64	17	223	706	3	6	4	11

Net equity transactions		685,961	(874,871)	1,057,118	(2,977,055)	(97,353)	41,250	(138,059)	(110,828)

Net change in contract owners’ equity		469,325	(639,394)	959,094	(2,543,815)	240,083	170,665	238,732	72,654
Contract owners’ equity beginning of period		2,103,518	2,742,912	3,611,454	6,155,269	1,049,009	878,344	1,380,250	1,307,596

Contract owners’ equity end of period	$	2,572,843	2,103,518	4,570,548	3,611,454	1,289,092	1,049,009	1,618,982	1,380,250

CHANGES IN UNITS:
Beginning units		95,410	134,964	183,565	342,040	90,995	87,122	106,413	114,519
Units purchased		34,334	-	56,349	-	150	4,417	-	-
Units redeemed		(876)	(39,554)	(2,372)	(158,475)	(7,539)	(544)	(9,599)	(8,106)

Ending units		128,868	95,410	237,542	183,565	83,606	90,995	96,814	106,413

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVIE		ROCSC		TREI2		WRSCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,834	6,994	13,403	(1,810)	17,891	37,782	(1,427)	(1,383)
Realized gain (loss) on investments	22,040	(1,319)	128,017	84,464	413,264	157,817	119,904	29,024
Change in unrealized gain (loss) on investments	88,943	72,323	232,831	37,089	59,511	115,283	92,361	(9,908)
Reinvested capital gains	-	-	89,976	34,715	-	-	-	12,082

Net increase (decrease) in contract owners’ equity resulting from operations	117,817	77,998	464,227	154,458	490,666	310,882	210,838	29,815

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(58)	-	(144)	-	(129)	-	(38)
Transfers between funds	40,020	66,590	(156,943)	22,513	(1,235,716)	630,341	(338,460)	27,288
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,313)	(3,354)	(10,331)	(9,228)	(21,641)	(23,986)	(4,214)	(4,093)
Adjustments to maintain reserves	5	(2)	6	9	22	14	(1)	1

Net equity transactions	35,712	63,176	(167,268)	13,150	(1,257,335)	606,240	(342,675)	23,158

Net change in contract owners’ equity	153,529	141,174	296,959	167,608	(766,669)	917,122	(131,837)	52,973
Contract owners’ equity beginning of period	596,810	455,636	1,413,649	1,246,041	2,350,099	1,432,977	574,270	521,297

Contract owners’ equity end of period	$750,339	596,810	1,710,608	1,413,649	1,583,430	2,350,099	442,433	574,270

CHANGES IN UNITS:
Beginning units	30,031	26,422	67,438	66,705	123,488	87,819	35,623	33,922
Units purchased	1,976	3,790	-	1,870	-	43,802	-	1,949
Units redeemed	(203)	(181)	(6,728)	(1,137)	(59,031)	(8,133)	(16,431)	(248)

Ending units	31,804	30,031	60,710	67,438	64,457	123,488	19,192	35,623

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MIGIC
	2013	2012
Investment activity:
Net investment income (loss)	$-	(21)
Realized gain (loss) on investments	-	1,796
Change in unrealized gain (loss) on investments	-	4,133
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,908

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-
Transfers between funds	-	(79,857)
Surrenders (note 6)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(290)
Adjustments to maintain reserves	-	(4)

Net equity transactions	-	(80,151)

Net change in contract owners’ equity	-	(74,243)
Contract owners’ equity beginning of period	-	74,243

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	6,105
Units purchased	-	237
Units redeemed	-	(6,342)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

  Global Small Capitalization Fund - Class 2 (AMVGS2)*

  Growth Fund - Class 2 (AMVGR2)

  International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

  Large Cap Core V.I. Fund - Class II (MLVLC2)*

  Large Cap Value V.I. Fund - Class II (MLVLV2)*

  S&P 500 Index V.I. Fund - Class II (MLVX52)*

  Value Opportunities V.I. Fund - Class II (MLVSV2)*

  Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT GROUP

  Calvert VP SRI Equity Portfolio (CVSSE)*

COLUMBIA FUNDS MANAGEMENT COMPANY

  Variable Portfolio-Marsico Growth Fund - Class 1 (NMG)*

DELAWARE GROUP

  VIP Emerging Markets Series: Service Class (DWVEMS)*

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)*

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)*

HUNTINGTON TRUST COMPANY

  VA Dividend Capture Fund - Trust Shares (HVDCT)*

  VA Growth Fund - Trust Shares (HVGT)*

  VA Income Equity Fund - Trust Shares (HVICT)*

  VA Mid Corp America Fund - Trust Shares (HVMCAT)*

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

  J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Growth Portfolio- Class 1 (OGGO)*

  Mid Cap Value Portfolio: Class 1 (JPMMV1)*

  JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*

  JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*

  Intrepid Growth Portfolio- Class 1 (OGLG)*

  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*

  JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

  Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service  Shares (JAMVS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Initial Class (MIGIC)*

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)*

  New Discovery Series - Service Class (MNDSC)*

  Utilities Series - Initial Class (MVUIC)*

  Utilities Series - Service Class (MVUSC)*

  Value Series - Initial Class (MVFIC)*

  Value Series - Service Class (MVFSC)*

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)*

  Emerging Markets Debt Portfolio - Class I (MSEM)*

  Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio-  Class I (MSVEM)*

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Mid Cap Growth Portfolio - Class II (MSVMG2)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)

  Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

  U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

  Federated NVIT High Income Bond Fund - Class I (HIBF)*

  NVIT Emerging Markets Fund - Class I (GEM)*

  NVIT International Equity Fund - Class I (GIG)*

  NVIT Nationwide Fund - Class I (TRF)*

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)*

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)*

  Invesco NVIT Comstock Value Fund - Class I (EIF)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class A (ALVGIA)*

  VPS International Value Portfolio - Class A (ALVIVA)*

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Value Portfolio - Class A (ALVVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)*

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)*

  VP International Fund - Class I (ACVI)*

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Value Fund - Class I (ACVV)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

  VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  MidCap Stock Portfolio - Initial Shares (DVMCS)*

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)*

  International Value Portfolio - Initial Shares (DVIV)*

  Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

  Equity 500 Index VIP - Class A (BIEI)*

  Small Cap Index VIP - Class A (BISCI)*

  Variable Series I - DWS Capital Growth VIP - Class B (SVSCGB)*

  Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)*

  Variable Series II - DWS Global Growth VIP - Class B (SVSBCB)*

  Variable Series II - DWS High Income VIP - Class B (SVSHIB)*

  Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Growth Portfolio - Service Class (FAMGS)*

  VIP Asset Manager Portfolio - Service Class (FAMS)*

  VIP Balanced Portfolio - Service Class (FBS)*

  VIP Contrafund(R) Portfolio - Service Class (FCS)*

  VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

  VIP Equity-Income Portfolio - Service Class (FEIS)*

  VIP Growth & Income Portfolio - Service Class (FGIS)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)*

  VIP Growth Portfolio - Service Class (FGS)*

  VIP High Income Portfolio - Service Class (FHIS)*

  VIP Index 500 Portfolio - Initial Class (FIP)*

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)*

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Value Strategies Portfolio - Service Class (FVSS)*

  VIP Value Portfolio - Service Class (FVS)*

  VIP Growth Strategies Portfolio - Service Class (FAGRS)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Mid Cap Value- Institutional Shares (GVMCE)

  Large-Cap Value - Institutional Shares (GVGRI)*

  Strategic International Equity Fund - Institutional Shares (GVIE)*

  Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

  Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

  VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

  ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

  Baron Growth Opportunities Fund Service Class (BNCAI)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Guardian Portfolio - I Class Shares (AMGP)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  International Growth Fund/VA - Non-Service Shares (OVIG)*

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)*

  High Yield Portfolio - Administrative Class (PMVHYA)*

  Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

  Low Duration Portfolio - Administrative Class (PMVLDA)*

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)*

  VI Comstock Fund - Series II Shares (ACC2)*

  V.I. Global Core Equity Fund: Series I Shares (MSVGE)*

  Growth and Income Fund - Series I Shares (ACGI)

  Invesco - Invesco VI American Value Fund: Series I Shares (MSVMV)*

  VI Value Opportunities Fund - Series I Shares (AVBVI)*

  VI Core Equity Fund - Series I Shares (AVGI)

  VI Global Health Care Fund - Series I Shares (IVHS)*

  VI Global Real Estate Fund - Series I Shares (IVRE)*

  VI High Yield Fund - Series I Shares (AVHY1)*

  VI International Growth Fund - Series I Shares (AVIE)

  Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares  (AVMCCI)*

  VI Small Cap Equity Fund - Series I Shares (AVSCE)*

  VI Technology Fund - Series I Shares (IVT)*

  VI Utilities Fund - Series I Shares (IVU)*

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)*

  Small-Cap Portfolio - Investment Class (ROCSC)

  T. ROWE PRICE

  Equity Income Portfolio - II (TREI2)

  Mid-Cap Growth Portfolio - II (TRMCG2)*

  New America Growth Portfolio (TRNAG1)*

  Blue Chip Growth Portfolio (TRBCGP)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)*

WADDELL & REED, INC.

  Variable Insurance Portfolios - High Income (WRHIP)*

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2013 and 2012, there were no front-end sales charge deductions recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, there were no transfers into or out of the Account from the fixed account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$39,795,054	$0	$0	$39,795,054

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)		$1,183,539	$1,181,963
International Fund - Class 2 (AMVI2)		59,342	79,174
VIP Small Cap Value Series: Service Class (DWVSVS)		1,142	424
Stock Index Fund, Inc. - Initial Shares (DSIF)		869,545	1,123,378
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)		1,093	769
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)		661,744	880,727
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)		840	22,818
NVIT Government Bond Fund - Class I (GBF)		103,032	99,728
American Century NVIT Growth Fund - Class I (CAF)		58,117	112,923
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		61,210	25,362
NVIT Mid Cap Index Fund - Class I (MCIF)		1,768,781	2,674,860
NVIT Money Market Fund - Class I (SAM)		3,816,382	3,919,209
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		50,075	28,573
NVIT Multi-Manager Small Company Fund - Class I (SCF)		59,654	12,739
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)		300,617	129,267
Quality Bond Portfolio - Initial Shares (DQBP)		4,136	36,359
VIP Mid Cap Portfolio - Service Class (FMCS)		187,658	124,794
VIP Overseas Portfolio - Service Class (FOS)		55,587	99,659
Mid Cap Value- Institutional Shares (GVMCE)		3,635	29,965
VIT Growth Opportunities Fund - Service Shares (GVGOPS)		71,124	7,330
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)		57,062	62,113
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)		174,069	13,841
Global Securities Fund/VA - Non-Service Shares (OVGS)		392,442	614,085
Real Return Portfolio - Administrative Class (PMVRRA)		1,591,618	845,150
Total Return Portfolio - Administrative Class (PMVTRA)		3,070,225	1,891,418
Growth and Income Fund - Series I Shares (ACGI)		354,862	426,385
VI Core Equity Fund - Series I Shares (AVGI)		132,974	254,722
VI International Growth Fund - Series I Shares (AVIE)		204,840	162,297
Small-Cap Portfolio - Investment Class (ROCSC)		314,271	378,159
Equity Income Portfolio - II (TREI2)		350,697	1,590,151
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		161,320	505,417

	Total	$16,121,633	$17,333,759

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2013	0.25%	155,569	$15.609904	$2,428,417	0.99%	29.78%
2012	0.25%	157,115	12.028256	1,889,819	0.82%	17.60%
2011	0.25%	155,289	10.228483	1,588,371	0.76%	-4.52%
2010	0.25%	40,423	10.712180	433,018	0.74%	18.38%
2009	0.25%	37,570	9.048666	339,958	0.64%	39.06%
International Fund - Class 2 (AMVI2)
2013	0.25%	16,471	13.828234	227,765	1.32%	21.33%
2012	0.25%	18,227	11.397131	207,736	1.31%	17.61%
2011	0.25%	22,607	9.690479	219,073	1.15%	-14.18%
2010	0.25%	43,546	11.291386	491,695	2.06%	6.97%
2009	0.25%	42,051	10.556127	443,896	1.42%	42.72%
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.25%	825	13.543555	11,173	0.50%	32.84%
2012	0.25%	801	10.195601	8,167	0.40%	13.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.25%	219,304	18.214352	3,994,480	1.84%	31.70%
2012	0.25%	241,815	13.830434	3,344,406	2.09%	15.45%
2011	0.25%	239,808	11.979797	2,872,851	1.91%	1.62%
2010	0.25%	182,238	11.788397	2,148,294	1.87%	14.55%
2009	0.25%	185,669	10.290941	1,910,709	2.11%	26.02%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2013	0.25%	614	23.086285	14,175	1.13%	25.49%
2012	0.25%	616	18.396235	11,332	0.55%	10.51%
2011	0.25%	2,413	16.645973	40,167	0.60%	-3.22%
2010	0.25%	2,629	17.200438	45,220	0.34%	30.15%
2009	0.25%	8,298	14.947051	124,031	0.35%	32.59%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.25%	6,105	12.160971	74,243	0.57%	0.33%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.25%	217,388	15.615735	3,394,67 3	1.39%	27.31%
2012	0.25%	235,582	12.265452	2,889,520	1.45%	15.64%
2011	0.25%	236,075	10.606481	2,503,925	1.19%	-2.02%
2010	0.25%	150,242	10.825342	1,626,421	0.00%	8.25%	5/3/2010
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2013	0.25%	1,156	25.220685	29,155	0.35%	37.14%
2012	0.25%	2,275	18.390072	41,837	0.00%	8.42%
2011	0.25%	4,170	16.962051	70,732	0.32%	-7.35%
2010	0.25%	5,104	18.308145	93,445	0.00%	31.98%
2009	0.25%	6,235	13.871438	86,488	0.00%	57.27%
NVIT Nationwide Fund - Class I (TRF)
2009	0.25%	14,564	10.038761	146,205	0.85%	25.78%
NVIT Government Bond Fund - Class I (GBF)
2013	0.25%	26,459	18.718702	495,278	1.96%	-4.29%
2012	0.25%	27,068	19.558727	529,416	2.22%	2.80%
2011	0.25%	28,071	19.026183	534,084	2.99%	6.99%
2010	0.25%	27,404	17.783543	487,340	3.06%	4.52%
2009	0.25%	20,244	17.014481	344,441	3.45%	2.43%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.25%	34,045	10.516954	358,050	0.69%	29.42%
2012	0.25%	40,392	8.126486	328,245	0.51%	13.74%
2011	0.25%	48,514	7.145034	346,634	0.55%	-0.94%
2010	0.25%	62,005	7.212705	447,224	0.68%	18.95%
2009	0.25%	49,369	6.063688	299,358	0.51%	33.14%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.25%	13,462	$18.956755	$255,196	1.74%	16.34%
2012	0.25%	11,547	16.294844	188,157	1.77%	10.53%
2011	0.25%	11,670	14.741846	172,037	2.12%	-0.29%
2010	0.25%	11,013	14.784666	162,824	1.98%	10.64%
2009	0.25%	9,406	13.363298	125,695	0.98%	18.84%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.25%	56,609	38.862102	2,199,945	1.02%	32.72%
2012	0.25%	82,842	29.282293	2,425,804	1.18%	17.18%
2011	0.25%	87,699	24.989385	2,191,544	0.74%	-2.79%
2010	0.25%	118,459	25.705767	3,045,079	1.28%	25.89%
2009	0.25%	99,719	20.419874	2,036,249	0.99%	36.41%
NVIT Money Market Fund - Class I (SAM)
2013	0.25%	607,238	13.077065	7,940,891	0.00%	-0.25%
2012	0.25%	613,563	13.109875	8,043,734	0.00%	-0.25%
2011	0.25%	378,473	13.142859	4,974,217	0.00%	-0.25%
2010	0.25%	353,376	13.175654	4,655,960	0.00%	-0.25%
2009	0.25%	445,985	13.208639	5,890,855	0.04%	-0.21%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.25%	6,547	45.349492	296,903	0.89%	40.05%
2012	0.25%	6,009	32.381131	194,578	0.82%	20.14%
2011	0.25%	6,709	26.952056	180,821	0.44%	-5.31%
2010	0.25%	8,681	28.462454	247,083	0.58%	26.29%
2009	0.25%	6,575	22.537707	148,185	0.28%	25.90%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.25%	4,937	40.792251	201,391	0.15%	40.55%
2012	0.25%	3,439	29.022422	99,808	0.13%	15.21%
2011	0.25%	4,802	25.190145	120,963	0.59%	-5.79%
2010	0.25%	8,680	26.739414	232,098	0.30%	25.01%
2009	0.25%	6,238	21.390466	133,434	0.12%	34.37%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.25%	140,943	11.619042	1,637,623	0.00%	12.81%
2009	0.25%	122,858	10.299660	1,265,396	4.27%	20.52%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.25%	200,596	8.268983	1,658,725	1.50%	34.34%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.25%	30,684	18.426778	565,407	0.61%	37.71%
2012	0.25%	21,405	13.380548	286,411	0.57%	18.45%
2011	0.25%	19,374	11.296336	218,855	0.00%	-8.62%
International Value Portfolio - Initial Shares (DVIV)
2010	0.25%	35,864	17.946770	643,643	1.68%	4.19%
2009	0.25%	27,244	17.224383	469,261	4.35%	30.65%
Quality Bond Portfolio - Initial Shares (DQBP)
2013	0.25%	2,575	19.974495	51,434	2.82%	-1.79%
2012	0.25%	4,229	20.338391	86,011	2.84%	6.73%
2011	0.25%	2,986	19.056169	56,902	3.45%	6.76%
2010	0.25%	257	17.848748	4,587	0.00%	8.10%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.25%	3,696	56.104158	207,361	0.57%	35.72%
2012	0.25%	2,861	41.337482	118,267	0.59%	14.46%
2011	0.25%	2,332	36.114197	84,218	0.15%	-10.94%
VIP Overseas Portfolio - Service Class (FOS)
2013	0.25%	43,875	18.673880	819,316	1.33%	30.05%
2012	0.25%	47,266	14.358948	678,690	1.91%	20.24%
2011	0.25%	44,279	11.941972	528,779	1.24%	-17.43%
2010	0.25%	48,390	14.463452	699,886	1.72%	12.71%
2009	0.25%	30,614	12.832476	392,853	2.11%	26.12%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value-Institutional Shares (GVMCE)
2013	0.25%	957	$44.567895	$42,651	0.73%	32.56%
2012	0.25%	1,753	33.620591	58,937	1.07%	18.17%
2011	0.25%	2,623	28.450828	74,627	0.30%	-6.61%
2010	0.25%	7,765	30.464117	236,554	0.67%	24.69%
2009	0.25%	9,024	24.432206	220,476	1.74%	32.82%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.25%	5,446	13.826415	75,299	0.00%	31.87%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2013	0.25%	7,380	24.660561	181,995	1.80%	32.04%
2012	0.25%	8,188	18.676784	152,926	2.17%	16.21%
2011	0.25%	9,907	16.071147	159,217	2.10%	4.69%
2010	0.25%	12,470	15.351010	191,427	1.33%	9.19%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2013	0.25%	12,452	13.006445	161,956	0.00%	30.06%	5/1/2013
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.25%	106,016	11.512747	1,220,535	0.17%	9.14%
2009	0.25%	101,953	10.548240	1,075,425	0.34%	44.16%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.25%	52,540	24.818928	1,303,986	1.43%	26.99%
2012	0.25%	62,997	19.544213	1,231,227	2.29%	20.96%
2011	0.25%	68,752	16.157412	1,110,854	1.25%	-8.52%
2010	0.25%	57,530	17.661884	1,016,088	1.64%	15.68%
2009	0.25%	67,045	15.268526	1,023,678	2.62%	39.42%
Real Return Portfolio - Administrative Class (PMVRRA)
2013	0.25%	128,868	19.964947	2,572,843	2.02%	-9.44%
2012	0.25%	95,410	22.047142	2,103,518	1.06%	8.48%
2011	0.25%	134,964	20.323288	2,742,912	2.10%	11.39%
2010	0.25%	162,310	18.245105	2,961,363	1.43%	7.84%
2009	0.25%	150,594	16.918490	2,547,823	3.09%	18.05%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.25%	237,542	19.241011	4,570,548	2.22%	-2.20%
2012	0.25%	183,565	19.673980	3,611,454	2.59%	9.33%
2011	0.25%	342,040	17.995757	6,155,269	2.62%	3.35%
2010	0.25%	254,900	17.413051	4,438,587	2.40%	7.84%
2009	0.25%	248,923	16.146656	4,019,274	5.11%	13.74%
Growth and Income Fund - Series I Shares (ACGI)
2013	0.25%	83,606	15.418659	1,289,092	1.51%	33.75%
2012	0.25%	90,995	11.528209	1,049,009	1.58%	14.35%
2011	0.25%	87,122	10.081770	878,344	1.44%	-2.25%
VI Core Equity Fund - Series I Shares (AVGI)
2013	0.25%	96,814	16.722605	1,618,982	1.35%	28.93%
2012	0.25%	106,413	12.970691	1,380,250	0.98%	13.60%
2011	0.25%	114,519	11.418156	1,307,596	0.93%	-0.31%
2010	0.25%	126,391	11.453920	1,447,672	1.15%	9.28%
2009	0.25%	87,930	10.481078	921,601	1.92%	27.98%
VI International Growth Fund - Series I Shares (AVIE)
2013	0.25%	31,804	23.592587	750,339	1.25%	18.72%
2012	0.25%	30,031	19.873147	596,810	1.55%	15.24%
2011	0.25%	26,422	17.244564	455,636	0.00%	-6.97%
Small-Cap Portfolio - Investment Class (ROCSC)
2013	0.25%	60,710	28.176710	1,710,608	1.11%	34.42%
2012	0.25%	67,438	20.962204	1,413,649	0.11%	12.22%
2011	0.25%	66,705	18.679872	1,246,041	0.32%	-3.52%
2010	0.25%	78,517	19.362201	1,520,262	0.13%	20.22%
2009	0.25%	57,741	16.105530	929,949	0.00%	34.86%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2013	0.25%	64,457	$24.565685	$1,583,430	1.19%	29.08%
2012	0.25%	123,488	19.030987	2,350,099	1.99%	16.63%
2011	0.25%	87,819	16.317395	1,432,977	1.53%	-1.27%
2010	0.25%	78,785	16.526617	1,302,050	1.70%	14.46%
2009	0.25%	66,922	14.439362	966,311	1.94%	24.94%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	0.25%	19,192	23.052970	442,433	0.00%	43.00%
2012	0.25%	35,623	16.120762	574,270	0.00%	4.90%
2011	0.25%	33,922	15.367505	521,297	0.00%	-10.83%
2010	0.25%	40,807	17.233050	703,229	0.00%	28.53%
2009	0.25%	35,282	13.408186	473,068	0.38%	34.39%

2013	Contract owners equity:				$39,795,172
2012	Contract owners equity:				$35,894,087
2011	Contract owners equity:				$32,863,186
2010	Contract owners equity:				$32,139,207
2009	Contract owners equity:				$27,993,344

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.